SCHEDULE OF WARRANT LIABILITIES (Details) - USD ($)				6 Months Ended	12 Months Ended
	Aug. 29, 2022	Aug. 18, 2022	Jun. 16, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022
Issuance of warrant				$ 626,788	$ 482,219
Warrant [Member]
Warrant liabilities, beginning balance				482,219	1,389,643
Warrant shares exercised	$ (445,524)	$ (915,799)	$ (119,343)
Change in fair value of warrant liabilities				144,569	(907,425)	(2,878,660)
Warrant liabilities, ending balance				$ 626,788	$ 482,219	$ 1,389,643
Warrant [Member] | Initial Warrant [Member]
Issuance of warrant								$ 915,644
Warrant [Member] | Second Warrant [Member]
Issuance of warrant							$ 4,833,325